Consolidated Balance Sheets (Parenthetical) (China Greenstar Holdings Limited [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013
China Greenstar Holdings Limited [Member]
Common stock par value	$ 1	$ 1
Common stock, shares authorized	50,000
Common stock, shares issued	100
Common stock, shares outstanding	100